Earnings/(loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit/(loss) and weighted average number of common shares
Profit/(loss) for the period attributable to the Owners of the Group	$ 145,249,722	$ 84,557,539	$ (903,102)
Weighted average number of shares outstanding in the period	32,194,108	32,202,394	32,372,393
Earnings/(loss) per share - basic	$ 4.51	$ 2.63	$ (0.03)
Earnings/(loss) per share - diluted	$ 4.51	$ 2.63	$ (0.03)